Consolidated statement of cash flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Consolidated net income		€ 2,892	€ 2,617	€ 778
Changes in working capital and operating banking activities
Non-monetary items and reclassified items for presentation		12,971	13,298	14,592
Operating taxes and levies		1,794	1,882	1,926
Gains (losses) on disposal of fixed assets, investments and activities		(90)	(233)	(2,507)
Other gains and losses		(44)	(22)	(28)
Depreciation and amortization of fixed assets		7,312	7,035	7,074
Depreciation and amortization of financed assets		129	107	84
Depreciation and amortization of right-of-use assets		1,522	1,507	1,481
Changes in provisions		117	(133)	803
Effects resulting from business combinations		(11)
Impairment of goodwill			817	3,702
Impairment of fixed assets		47	56	17
Impairment of right-of-use assets		69	54	91
Share of profits (losses) of associates and joint ventures		(29)	(2)	3
Operational net foreign exchange and derivatives		5	28	30
Finance costs, net		1,206	920	782
Income tax		871	1,265	962
Share-based compensation		16	14	179
Changes in working capital and operating banking activities	[1]	(8)	(792)	(177)
Decrease (increase) in inventories, gross		(84)	(108)	(126)
Decrease (increase) in trade receivables, gross		441	(289)	64
Increase (decrease) in trade payables		(100)	297	36
Changes in other customer contract assets and liabilities		(103)	(26)	140
Changes in other assets and liabilities	[2]	(163)	(666)	(292)
Other net cash out		(3,801)	(3,888)	(3,956)
Operating taxes and levies paid		(1,680)	(1,906)	(1,880)
Dividends received		44	13	12
Interest paid and interest rates effects on derivatives, net	[3]	(1,035)	(963)	(1,134)
Income tax paid		(1,129)	(1,033)	(954)
Net cash provided by operating activities (a)		12,054	11,235	11,236
Investing activities
Purchases and sales of property, plant and equipment and intangible assets		(7,630)	(8,282)	(8,580)
Purchases of property, plant and equipment and intangible assets	[4]	(7,829)	(8,777)	(8,749)
Increase (decrease) in fixed assets payables		(133)	170	(72)
Investing donations received in advance		16	1	24
Sales of property, plant and equipment and intangible assets		316	324	217
Cash paid for investment securities, net of cash acquired		(1,416)	(58)	(211)
Investments in associates and joint ventures		(38)	(10)	(3)
Purchases of investment securities measured at fair value		(46)	(34)	(76)
Proceeds from sales of investment securities, net of cash transferred		34	12	891
Other proceeds from sales of investment securities at fair value		3	5	95
Decrease (increase) in securities and other financial assets		2,085	(2,081)	1,908
Investments at fair value, excluding cash equivalents		1,831	(2,256)	936
Other	[5]	254	175	972
Net cash used in investing activities (b)		(7,008)	(10,448)	(5,976)
Financing activities
Medium and long-term debt issuances		1,442	1,809	2,523
Medium and long-term debt redemptions and repayments		(2,595)	(1,088)	(4,572)
Increase (decrease) of bank overdrafts and short-term borrowings		56	(400)	1,143
Decrease (increase) of cash collateral deposits		(466)	771	988
Exchange rates effects on derivatives, net		5	(91)	201
Repayments of lease liabilities		(1,657)	(1,519)	(1,625)
Subordinated notes issuances (purchases) and other related fees		177	(451)	(311)
Coupon on subordinated notes		(177)	(213)	(238)
Proceeds (purchases) treasury shares		(15)	14	(199)
Supplemental Cash Flow Informations [Abstract]
Capital increase (decrease) - non-controlling interests		2		5
Changes in ownership interests with no gain / loss of control		(9)	(11)	(403)
Dividends paid to owners of the parent company		(1,862)	(1,861)	(2,127)
Dividends paid to non-controlling interests		(368)	(304)	(218)
Net cash used in financing activities (c)		(5,465)	(3,343)	(4,834)
Cash change in cash and cash equivalents (a) + (b) + (c)		(419)	(2,556)	427
Net change in cash and cash equivalents
Cash and cash equivalents in the opening balance		6,004	8,621	8,145
Cash change in cash and cash equivalents		(419)	(2,556)	427
Non-cash change in cash and cash equivalents	[6]	32	(61)	50
Cash and cash equivalents in the closing balance		5,618	6,004	8,621
Orange Together 2021
Financing activities
o/w employee share offering (Orange Together 2021)			20	(188)
Swiatlowod Inwestycje [Member]
Investing activities
Proceeds from sales of investment securities, net of cash transferred		25	18	132
Orange Concessions [Member]
Investing activities
Proceeds from sales of investment securities, net of cash transferred			(8)	758
Other subsidiaries [Member]
Investing activities
Proceeds from sales of investment securities, net of cash transferred		9	2
Telekom Roumania Communications [Member]
Investing activities
Cash paid for investment securities, net of cash acquired			11	(206)
VOO
Investing activities
Cash paid for investment securities, net of cash acquired		(1,373)
Other
Investing activities
Cash paid for investment securities, net of cash acquired		€ (43)	€ (68)	€ (5)

[1]	Operating banking activities mainly include transactions with customers and credit institutions. They are presented in changes in other assets and liabilities.
[2]	Excluding operating tax receivables and payables
[3]	Including interests paid on lease liabilities for (247) million euros in 2023, (141) million euros in 2022 and (120) million euros in 2021 and interests paid on debt related to financed assets for (14) million euros in 2023, (3) million euros in 2022 and (1) million euros in 2021.
[4]	Acquisitions of financed assets for 233 million euros in 2023, 229 million euros in 2022 and 40 million euros in 2021 have no effect on the net cash used in investing activities.
[5]	Includes the reimbursement in 2021 of loans granted to Orange Concessions and its subsidiaries for approximately 663 million euros, of which 620 million euros reimbursed by Orange Concessions and 43 million euros by the HIN consortium (see Note 3.2).
[6]	Of which effect of exchange rates changes and other non-monetary effects.